As filed with the Securities and Exchange Commission on August 4, 2020

1933 Act Registration Number 333-107797

1940 Act Registration Number 811-21410

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒

The Weitz Funds

(Exact Name of Registrant as Specified in Charter)

Suite 200

1125 South 103 Street

Omaha, NE 68124-1071

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

402-391-1980

Wallace R. Weitz

Suite 200

1125 South 103 Street

Omaha, NE 68124-1071

(Name and Address of Agent for Service)

Copies of all communications to:

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

It is proposed that this filing will become effective immediately upon filing

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned authorized individual in the City of Omaha, State of Nebraska, on the 4th day of August, 2020.

THE WEITZ FUNDS
By:	/s/ Wallace R. Weitz
Wallace R. Weitz, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on August 4, 2020:

Signature	Title

/s/ Wallace R. Weitz	President and Trustee
Wallace R. Weitz

/s/ James J. Boyne	Treasurer and Chief Financial Officer
James J. Boyne

/s/ John W. Hancock*	Trustee
John W. Hancock

/s/ Thomas R. Pansing, Jr.*	Trustee
Thomas R. Pansing, Jr.

/s/ Delmer L. Toebben*	Trustee
Delmer L. Toebben

/s/ Lorraine Chang*	Trustee
Lorraine Chang

/s/ Roland J. Santoni**	Trustee
Roland J. Santoni

/s/ Justin B. Wender***	Trustee
Justin B. Wender

/s/ Wallace R. Weitz
Wallace R. Weitz
Attorney-in-fact

*	Pursuant to Power of Attorney filed with Registration Statement dated August 8, 2003.
**	Pursuant to Power of Attorney filed March 12, 2004.
***	Pursuant to Power of Attorney filed with Registration Statement dated August 1, 2009.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase